Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 85.2	$ 64.5	$ 98.5	$ 107.9	$ 105.1	$ 87.2	$ 84.9	$ 129.8	$ 356.1	$ 407.0	$ 408.9
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									62,000,000	62,100,000	64,900,000
Effect of dilutive securities:
Stock options									0	100,000	200,000
Restricted stock equivalents									600,000	700,000	600,000
Total dilutive securities									600,000	800,000	800,000
Weighted-average shares for diluted earnings per share									62,600,000	62,900,000	65,700,000
Basic earnings per share	$ 1.38	$ 1.05	$ 1.59	$ 1.73	$ 1.69	$ 1.40	$ 1.37	$ 2.10	$ 5.74	$ 6.55	$ 6.30
Diluted earnings per share	$ 1.36	$ 1.03	$ 1.57	$ 1.71	$ 1.66	$ 1.38	$ 1.35	$ 2.07	$ 5.69	$ 6.47	$ 6.22
Antidilutive securities excluded from computation of EPS									0		400,000